Adoption of New Accounting Standards	3 Months Ended
Jul. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
Adoption of New Accounting Standards
3.
ADOPTION OF NEW ACCOUNTING STANDARDS

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)

The amendments to IAS 1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date.

These amendments are effective for reporting periods beginning on or after January 1, 2024, which is our fiscal year ending April 30, 2025. We adopted these amendments in our first fiscal quarter ending July 31, 2024 with no impact noted to our classification of liabilities.